UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2017

Date of reporting period: 08/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund and Stringer Moderate Growth Fund, each a series of the 360 Funds, for the period ended August 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund
Class A Shares (Ticker Symbol: SRQAX)
Class C Shares (Ticker Symbol: SRQCX)
Institutional Class Shares (Ticker Symbol: SRQIX)

A series of the
360 Funds

SEMI-ANNUAL REPORT
August 31, 2016

(Unaudited)
Investment Adviser

Stringer Asset Management, LLC
5050 Poplar Avenue, Suite 1103
Memphis, TN 38157

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS	3
STATEMENTS OF ASSETS AND LIABILITIES	5
STATEMENTS OF OPERATIONS	6
STATEMENTS OF CHANGES IN NET ASSETS	7
FINANCIAL HIGHLIGHTS	9
NOTES TO FINANCIAL STATEMENTS	15
ADDITIONAL INFORMATION	23
EXPENSE EXAMPLES	25

Stringer Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
August 31, 2016 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2016 and are subject to change.

Stringer Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
August 31, 2016 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2016 and are subject to change.

STRINGER FUNDS	SEMI-ANNUAL REPORT
Stringer Growth Fund

SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 98.63%

ALTERNATIVE FUNDS - 4.26%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	61,802	$2,028,348

DEBT FUNDS - 4.09%
First Trust Preferred Securities and Income ETF	98,954	1,945,436

EQUITY FUNDS - 90.28%
iShares Edge MSCI Min Vol EAFE ETF	87,540	5,824,912
iShares Edge MSCI Min Vol USA ETF	105,001	4,826,896
iShares Edge MSCI USA Momentum Factor ETF	75,777	5,856,047
iShares Emerging Markets Dividend ETF	67,355	2,398,511
iShares Global Telecom ETF	39,955	2,472,815
iShares International Select Dividend ETF	85,785	2,552,104
iShares U.S. Medical Devices ETF	16,960	2,431,216
SPDR S&P 400 Mid Cap Value ETF	68,069	5,903,624
Vanguard Value ETF	56,484	4,968,897
WisdomTree International Equity Fund ETF	122,522	5,735,255
		42,970,277

TOTAL EXCHANGE-TRADED FUNDS (Cost $44,147,817)		46,944,061

SHORT TERM INVESTMENTS - 1.47%
Federated Government Obligations Fund - Institutional Shares, 0.24% (a) (Cost $701,338)	701,338	701,338

TOTAL INVESTMENTS (Cost $44,849,155) - 100.10%		$47,645,399
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.10%)		(46,827)
NET ASSETS - 100%		$47,598,572

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS	SEMI-ANNUAL REPORT
Stringer Moderate Growth Fund

SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.38%

ALTERNATIVE FUNDS - 3.15%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	6,197	$203,386

DEBT FUNDS - 26.58%
First Trust Preferred Securities and Income ETF	13,722	269,775
PowerShares Fundamental Investment Grade Corporate Bond Portfolio ETF	10,092	262,715
SPDR Doubleline Total Return Tactical ETF	7,894	396,279
Vanguard Total Bond Market ETF	9,331	785,763
		1,714,532

EQUITY FUNDS - 66.65%
iShares Edge MSCI Min Vol EAFE ETF	8,934	594,468
iShares Edge MSCI Min Vol USA ETF	11,312	520,013
iShares Edge MSCI USA Momentum Factor ETF	6,300	486,864
iShares Emerging Markets Dividend ETF	7,186	255,893
iShares Global Telecom ETF	4,184	258,948
iShares International Select Dividend ETF	9,324	277,389
iShares U.S. Medical Devices ETF	1,896	271,792
SPDR S&P 400 Mid Cap Value ETF	7,459	646,919
Vanguard Value ETF	5,405	475,478
WisdomTree International Equity Fund ETF	10,919	511,118
		4,298,882

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,973,551)		6,216,800

SHORT TERM INVESTMENTS - 3.74%
Federated Government Obligations Fund - Institutional Shares, 0.24% (a) (Cost $241,378)	241,378	241,378

TOTAL INVESTMENTS (Cost $6,214,929) - 100.12%		$6,458,178
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.12%)		(7,760)
NET ASSETS - 100%		$6,450,418

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
Assets:
Investments, at value	47,645,399	6,458,178
Due from advisor	-	8,160
Receivables:
Interest	64	103
Fund shares sold	25,000	-
Prepaid expenses	11,402	1,909
Total assets	47,681,865	6,468,350

Liabilities:
Payables:
Due to advisor	41,280	-
Accrued distribution (12b-1) fees	15,782	889
Due to administrator	9,446	3,305
Accrued Trustee fees	537	537
Accrued expenses	16,248	13,201
Total liabilities	83,293	17,932
Net Assets	$47,598,572	$6,450,418

Sources of Net Assets:
Paid-in capital	$46,402,657	$6,560,539
Accumulated net realized loss on investments	(1,598,028)	(382,817)
Accumulated net investment income (loss)	(2,301)	29,447
Net unrealized appreciation on investments	2,796,244	243,249
Total Net Assets (Unlimited shares of beneficial interest authorized)	$47,598,572	$6,450,418

Total Investments, at cost	$44,849,155	$6,214,929

Class A Shares:
Net assets	$15,717,555	$1,675,792
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,364,301	$172,055
Net Asset Value Per Share	$11.52	$9.74

Maximum Offering Price Per Share (a)	$12.19	$10.31

Minimum Redemption Price Per Share (b)	$11.40	$9.64

Class C Shares:
Net assets	$17,255,250	$606,971
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,516,352	$62,887
Net Asset Value and Offering Price Per Share	$11.38	$9.65

Minimum Redemption Price Per Share (c)	$11.27	$9.55

Institutional Class Shares:
Net assets	$14,625,767	$4,167,655
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,264,835	$427,078
Net Asset Value, Offering and Redemption Price Per Share	$11.56	$9.76

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS

August 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund

	For the	For the
	Six Month Period Ended	Six Month Period Ended
	August 31, 2016	August 31, 2016
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$619,429	$73,460
Interest	2,406	501
Total investment income	621,835	73,961

Expenses:
Management fees (Note 5)	243,226	23,136
Distribution (12b-1) fees - Class A	20,867	1,480
Distribution (12b-1) fees - Class C	99,441	2,526
Accounting and transfer agent fees and expenses	59,536	28,264
Audit fees	6,132	6,320
Miscellaneous	8,319	3,999
Custodian fees	6,214	4,810
Registration and filing fees	6,076	1,520
Legal fees	1,999	2,345
Trustee fees and expenses	5,798	5,798
Pricing fees	744	976
Reports to shareholders	576	463
Insurance	574	574
Total expenses	459,502	82,211
Less: fees recouped and (fees waived and expenses absorbed)	2,376	(42,062)
Net expenses	461,878	40,149

Net investment income	159,957	33,812

Realized and unrealized gain:
Net realized gain on:
Investments	665,660	3,282
Net realized gain on investments	665,660	3,282

Net change in unrealized appreciation on:
Investments	4,178,519	359,642
Net change in unrealized appreciation	4,178,519	359,642

Net gain on investments	4,844,179	362,924

Net increase in net assets resulting from operations	$5,004,136	$396,736

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2016	SEMI-ANNUAL REPORT

	Stringer Growth Fund

	For the Six Month Period Ended	For the Year Ended
	August 31, 2016	February 29, 2016
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$159,957	$191,076
Net realized gain (loss) on investments	665,660	(1,483,359)
Net unrealized appreciation (depreciation) on investments	4,178,519	(4,727,214)
Net increase (decrease) in net assets resulting from operations	5,004,136	(6,019,497)

Distributions to shareholders from:
Net investment income - Class A	-	(129,740)
Net investment income - Class C	-	-
Net investment income - Institutional Class	-	(121,789)
Net realized capital gains - Class A	-	(566,732)
Net realized capital gains - Class C	-	(604,140)
Net realized capital gains - Institutional Class	-	(403,919)
Total distributions	-	(1,826,320)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(10,313,761)	10,929,646

Increase (decrease) in net assets	(5,309,625)	3,083,829

Net Assets:
Beginning of year/period	52,908,197	49,824,368

End of year/period	$47,598,572	$52,908,197
Accumulated net investment loss	$(2,301)	$(162,258)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2016	SEMI-ANNUAL REPORT

	Stringer
	Moderate Growth Fund

	For the Six Month Period Ended	For the Period Ended
	August 31, 2016	February 29, 2016 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$33,812	$54,672
Net realized gain (loss) on investments	3,282	(386,099)
Net unrealized appreciation (depreciation) on investments	359,642	(116,393)
Net increase (decrease) in net assets resulting from operations	396,736	(447,820)

Distributions to shareholders from:
Net investment income - Class A	-	(6,323)
Net investment income - Class C	-	(5,402)
Net investment income - Institutional Class	-	(47,312)
Total distributions	-	(59,037)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	978,345	5,582,194

Increase in net assets	1,375,081	5,075,337

Net Assets:
Beginning of period	5,075,337	-

End of period	$6,450,418	$5,075,337
Undistributed (Accumulated) net investment income (loss)	$29,447	$(4,365)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class A
	For the Six Month Period Ended		For the Year Ended	For the Year Ended	For the Period Ended
	August 31, 2016		February 29, 2016	February 28, 2015	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.45		$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.04		0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.03		(1.27)	0.65	1.46
Total from investment operations	1.07		(1.20)	0.73	1.48

Distributions:
From net investment income	-		(0.07)	(0.08)	(0.04)
From net realized capital gains	-		(0.31)	(0.04)	(0.02)
Total distributions	-		(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$11.52		$10.45	$12.03	$11.42

Total Return (b)	10.24%	(c)	(10.16)%	6.42%	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$15,718		$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.58%	(d)	1.56%	1.68%	2.40%	(d)
After fees waived and expenses absorbed/recouped (e)	1.59%	(d)	1.65%	1.65%	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.86%	(d)	0.67%	0.72%	(0.48)%	(d)
After fees waived and expenses absorbed/recouped (e)	0.85%	(d)	0.58%	0.75%	0.27%	(d)

Portfolio turnover rate	29%	(c)	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2016		For the Year Ended February 29, 2016	For the Year Ended February 28, 2015		For the Year Ended February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.36		$11.94	$11.37		$10.00

Investment Operations:
Net investment income (loss)	-		(0.01)	-	(b)	(0.02)
Net realized and unrealized gain (loss) on investments	1.02		(1.26)	0.63		1.42
Total from investment operations	1.02		(1.27)	0.63		1.40

Distributions:
From net investment income	-		-	(0.02)		(0.01)
From net realized capital gains	-		(0.31)	(0.04)		(0.02)
Total distributions	-		(0.31)	(0.06)		(0.03)

Net Asset Value, End of Year/Period	$11.38		$10.36	$11.94		$11.37

Total Return (c)	9.85%	(d)	(10.80)%	5.54%		14.06%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$17,255		$20,373	$16,157		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (f)	2.33%	(e)	2.31%	2.43%		3.15%	(e)
After fees waived and expenses absorbed/recouped (f)	2.34%	(e)	2.40%	2.40%		2.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (f)	0.11%	(e)	(0.08)%	(0.03)%		(1.23)%	(e)
After fees waived and expenses absorbed/recouped (f)	0.10%	(e)	(0.17)%	0.00%		(0.48)%	(e)

Portfolio turnover rate	29%	(d)	144%	80%		53%	(d)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Institutional Class
	For the Six Month		For the	For the	For the
	Period Ended August 31, 2016		Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.48		$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.06		0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.02		(1.26)	0.67	1.47
Total from investment operations	1.08		(1.17)	0.75	1.51

Distributions:
From net investment income	-		(0.09)	(0.10)	(0.05)
From net realized capital gains	-		(0.31)	(0.04)	(0.02)
Total distributions	-		(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$11.56		$10.48	$12.05	$11.44

Total Return (b)	10.31%	(c)	(9.88)%	6.63%	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$14,626		$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.33%	(d)	1.31%	1.43%	2.15%	(d)
After fees waived and expenses absorbed/recouped (e)	1.34%	(d)	1.40%	1.40%	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	1.11%	(d)	0.92%	0.97%	(0.23)%	(d)
After fees waived and expenses absorbed/recouped (e)	1.10%	(d)	0.83%	1.00%	0.52%	(d)

Portfolio turnover rate	29%	(c)	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class A
	For the Six Month Period Ended August 31, 2016		For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.07		$10.00

Investment Operations:
Net investment income	0.04		0.10
Net realized and unrealized gain (loss) on investments	0.63		(0.93)
Total from investment operations	0.67		(0.83)

Distributions:
From net investment income	-		(0.10)
From net realized capital gains	-		-
Total distributions	-		(0.10)

Net Asset Value, End of Period	$9.74		$9.07

Total Return (b)	7.39%	(c)	(8.38)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,676		$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.96%	(d)	3.06%	(d)
After fees waived and expenses absorbed (e)	1.50%	(d)	1.50%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.40)%	(d)	(0.38)%	(d)
After fees waived and expenses absorbed (e)	1.06%	(d)	1.18%	(d)

Portfolio turnover rate	35%	(c)	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2016		For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.02		$10.00

Investment Operations:
Net investment income (loss)	(0.06)		0.02
Net realized and unrealized gain (loss) on investments	0.69		(0.92)
Total from investment operations	0.63		(0.90)

Distributions:
From net investment income	-		(0.08)
From net realized capital gains	-		-
Total distributions	-		(0.08)

Net Asset Value, End of Period	$9.65		$9.02

Total Return (b)	6.98%	(c)	(9.02)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$607		$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.71%	(d)	3.81%	(d)
After fees waived and expenses absorbed (e)	2.25%	(d)	2.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.15)%	(d)	(1.13)%	(d)
After fees waived and expenses absorbed (e)	0.31%	(d)	0.43%	(d)

Portfolio turnover rate	35%	(c)	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2016	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Institutional Class
	For the Six Month Period Ended August 31, 2016		For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.07		$10.00

Investment Operations:
Net investment income	0.06		0.11
Net realized and unrealized gain (loss) on investments	0.63		(0.93)
Total from investment operations	0.69		(0.82)

Distributions:
From net investment income	-		(0.11)
From net realized capital gains	-		-
Total distributions	-		(0.11)

Net Asset Value, End of Period	$9.76		$9.07

Total Return (b)	7.61%	(c)	(8.23)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,168		$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.71%	(d)	2.81%	(d)
After fees waived and expenses absorbed (e)	1.25%	(d)	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.15)%	(d)	(0.13)%	(d)
After fees waived and expenses absorbed (e)	1.31%	(d)	1.43%	(d)

Portfolio turnover rate	35%	(c)	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)        Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)        Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c)        Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2016, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended August 31, 2016, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State.  As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that no provision for income tax is required in these financial statements.

d)        Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for the six month period ended August 31, 2016.

e)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)        Non-Diversified Fund – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h)       Contingent Deferred Sales Charges – For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer's commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Adviser and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid from Class A redemptions to the Adviser during the six month period ended August 31, 2016.

For initial purchases of Class C shares of a Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares made within one year of their purchase. The CDSC will be paid to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class C shares being redeemed; or (2) the net asset value of such shares at the time of redemption. During the six month period ended August 31, 2016, CDSC Fees paid from Class C redemptions of $5,221 and $3,380 were paid to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2016.

Growth Fund
Financial Instruments - Assets		Level 2
Security Classification (1)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$46,944,061	$-	$46,944,061
Money Market Funds	701,338	-	701,338
Totals	$47,645,399	$-	$47,645,399

Moderate Growth Fund
Financial Instruments - Assets		Level 2
Security Classification (1)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$6,216,800	$-	$6,216,800
Money Market Funds	241,378	-	241,378
Totals	$6,458,178	$-	$6,458,178

(1)
As of and during the six month period ended August 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended August 31, 2016. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended August 31, 2016, no securities were fair valued.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the six month period ended August 31, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	70,504	(463,789)	-	(393,285)
Value	$774,961	$(5,106,923)	$-	$(4,331,962)
Class C
Shares	66,803	(516,573)	-	(449,770)
Value	$743,363	$(5,760,434)	$-	$(5,017,071)
Institutional Class
Shares	168,084	(255,496)	-	(87,412)
Value	$1,890,888	$(2,855,616)	$-	$(964,728)

Transactions in shares of capital stock for the Moderate Growth Fund for the six month period ended August 31, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	107,905	(2,767)	-	105,138
Value	$1,027,034	$(26,434)	$-	$1,000,600
Class C
Shares	34,469	(36,162)	-	(1,693)
Value	$328,106	$(341,731)	$-	$(13,625)
Institutional Class
Shares	59,640	(60,903)	-	(1,263)
Value	$575,562	$(584,192)	$-	$(8,630)

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	817,478	(503,840)	60,935	374,573
Value	$9,410,625	$(5,672,160)	$674,556	$4,413,021
Class C
Shares	860,773	(296,718)	49,176	613,231
Value	$10,094,355	$(3,338,621)	$540,449	$7,296,183
Institutional Class
Shares	375,076	(480,194)	43,716	(61,402)
Value	$4,388,249	$(5,652,609)	$484,802	$(779,558)

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Moderate Growth Fund for the period since inception from March 31, 2015 through February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	94,265	(28,020)	672	66,917
Value	$947,304	$(275,904)	$6,323	$677,723
Class C
Shares	71,308	(7,304)	576	64,580
Value	$687,637	$(66,228)	$5,402	$626,811
Institutional Class
Shares	475,182	(51,583)	4,742	428,341
Value	$4,725,172	$(492,188)	$44,676	$4,277,660

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$13,905,719	$18,721,425
Moderate Growth Fund	2,746,937	1,901,369

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and to not more than 1.25% for Class A shares, Class C shares and Institutional Class shares, respectively, of the average daily net assets of the Moderate Growth Fund through at least July 1, 2017. Effective May 1, 2016, the expense limitation was reduced to 1.30% for the Growth Fund’s Class A shares, Class C shares and Institutional shares through at least July 1, 2017. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended August 31, 2016, as well as amounts due to (from) the Advisor at August 31, 2016.

	Growth Fund	Moderate Growth Fund
Management fees earned	$243,226	$23,136
Fees recouped (waived) and (expenses reimbursed)	2,376	(45,062)
Payable to (Due from) Adviser	41,280	(11,160)

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2017	February 28, 2018	February 28, 2019	February 29, 2020	Totals
Growth Fund	$22,069	$11,090	$-	$-	$33,159
Moderate Growth Fund	-	-	64,416	45,062	109,478

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2016, the Funds accrued servicing fees, including out of pocket expenses, and had amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$59,536	$28,264
Service fees payable	9,446	3,305

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the six month period ended August 31, 2016, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$20,867	$99,441
Moderate Growth Fund	1,480	2,526

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2016 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$44,849,155	$2,916,294	$(120,050)	$2,796,244
Moderate Growth Fund	6,217,065	257,688	(16,575)	241,113

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Moderate Growth Fund are attributable primarily to the tax deferral of losses on wash sales.

There were no distributions paid by the Funds during the six month period ended August 31, 2016.

The tax character of distributions paid during the fiscal year ended February 29, 2016 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,449,362	$376,958
Moderate Growth Fund	-	59,037

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of February 29, 2016, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains/ (Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Depreciation	Total Distributable Earnings
Growth Fund	$241	$1,273	$(2,427,460)	$(1,382,275)	$(3,808,221)
Moderate Growth Fund	-	(229,382)	(158,465)	(119,010)	(506,857)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 29, 2016, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$2,265,143	$-	$162,317	$101,810
Moderate Growth Fund	154,100	-	4,365	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 29, 2016, the Growth Fund had no capital loss carryforwards for federal income tax purposes. As of February 29, 2016, the Moderate Growth Fund had capital loss carryforwards for federal income tax purposes of $229,382 Non-Expiring Short-Term capital loss carryforwards.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Stringer Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$2,700	None	None	$2,700
Thomas Krausz	$2,300	None	None	$2,300
Tom M. Wirtshafter	$2,300	None	None	$2,300
Gary DiCenzo	$2,300	None	None	$2,300
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the ten Funds of the Trust.
[2]	Figures are for the six month period ended August 31, 2016.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

  Expenses and Value of a $1,000 Investment for the period from 03/01/16 through 08/31/16

Growth Fund:	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+10.24%)	$1,000.00	1.58%	$1,102.40	$8.37
Class C (+9.85%)	$1,000.00	2.33%	$1,098.50	$12.32
Institutional Class (+10.31%)	$1,000.00	1.33%	$1,103.10	$7.05
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,017.20	$8.03
Class C	$1,000.00	2.40%	$1,013.50	$11.83
Institutional Class	$1,000.00	1.40%	$1,018.50	$6.77

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+7.39%)	$1,000.00	1.50%	$1,073.90	$7.84
Class C (+6.98%)	$1,000.00	2.25%	$1,069.80	$11.74
Institutional Class (+7.61%)	$1,000.00	1.25%	$1,076.10	$6.54

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.63
Class C	$1,000.00	2.25%	$1,013.90	$11.42
Institutional Class	$1,000.00	1.25%	$1,018.90	$6.36

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 28, 2016 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.88%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	1.87%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.63%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.62%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.63%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.62%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	3.39%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.83%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	4.14%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.58%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	3.14%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.58%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% for the Growth Fund and 1.25% for the Moderate Growth Fund through at least July 1, 2017. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.30% and 1.25% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2016 were 1.59%, 2.34% and 1.34% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2016 were 3.07%, 3.82% and 2.82% for the Stringer Moderate Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2016.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
5050 Poplar Avenue
Suite 1103
Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

This page intentionally left blank

Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•   Social Security number
•   Assets
•   Retirement Assets
•   Transaction History
•   Checking Account Information
•   Purchase History
•   Account Balances
•   Account Transactions
•   Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does360 Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does 360 Funds collect my personal information?	We collect your personal information, for example, when you
•    Open an account
•    Provide account information
•    Give us your contact information
•    Make deposits or withdrawals from your account
•    Make a wire transfer
•    Tell us where to send the money
•    Tell us who receives the money
•    Show your government-issued ID
•    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
•    Affiliates from using your information to market to you
•    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•    M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randall K. Linscott
Principal Executive Officer,
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randall K. Linscott
Principal Executive Officer
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: October 31, 2016